Supplement dated November 20, 2017

to the Statement of Additional Information (“SAI”)

dated May 1, 2017 for the following Funds (“Funds”):

  COLUMBIA ACORN TRUST

  Columbia Acorn® Fund

  Columbia Acorn International®

  Columbia Acorn USA®

  Columbia Acorn International SelectSM

  Columbia Acorn SelectSM

  Columbia Thermostat FundSM

  Columbia Acorn Emerging Markets FundSM

  Columbia Acorn European FundSM

The SAI for the Funds is supplemented as follows:

Effective November 13, 2017, Richard Watson became a portfolio manager of Columbia Acorn USA®. Effective December 29, 2017, Tae Han (Simon) Kim will become a portfolio manager of Columbia Acorn International® and Charles Young will become a portfolio manager of Columbia Acorn Emerging Markets FundSM.

1.	The table appearing in the section of the SAI entitled Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Other Accounts Managed by the Portfolio Managers as of December 31, 2016 is amended as follows:

a)	Effective immediately, the following information is added to the table:

Portfolio Manager	Other SEC - registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Richard Watson(a)	2	$880,671,000	1	$19,600,000	5	$909,653

(a)   Mr. Watson’s data is presented as of September 30, 2017.

b)	Effective immediately, all information regarding William J. Doyle is deleted from the table.

c)	Effective December 29, 2017, the following information regarding Tae Han (Simon) Kim and Charles Young is added to the table, and the information regarding Richard Watson is amended in the table as follows:

Portfolio Manager	Other SEC - registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Tae Han (Simon) Kim(a)	—	—	—	—	7	$481,000

Richard Watson(b)	2	$880,671,000	1	$19,600,000	5	$909,653

Charles Young(c)	—	—	—	—	9	$827,200

(a) Mr. Kim’s data is presented as of September 30, 2017.

(b) Mr. Watson’s data is presented as of September 30, 2017.

(c) Mr. Young’s data is presented as of September 30, 2017.

2.	Effective immediately, the sentence in the section of the SAI entitled Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Other Accounts Managed by the Portfolio Managers for which the Advisory Fee is Based on Performance is deleted and replaced with the following sentence:

P. Zachary Egan and Richard Watson co-manage the Wanger Socially Responsive Fund, a private investment fund with total assets of approximately $19.6 million as of September 30, 2017.

3.	The table appearing in the section of the SAI entitled Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Portfolio Manager Ownership as of December 31, 2016 is amended as follows:

a)	Effective immediately, the following information is added to the table:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Richard Watson(a)	Columbia Acorn Fund	$100,001 – $500,000
	Columbia Acorn International	$50,001 – $100,000
	Columbia Acorn USA	$100,001 – $500,000

(a) Mr. Watson became a co-portfolio manager of Columbia Acorn USA® effective November 13, 2017. Mr. Watson’s data is presented as of September 30, 2017.

b)	Effective immediately, all information regarding William J. Doyle is deleted from the table.

c)	Effective December 29, 2017, the following information regarding Tae Han (Simon) Kim and Charles Young is added to the table, and the information regarding Richard Watson is amended in the table as follows:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Tae Han (Simon) Kim(a)	—	—
Richard Watson(b)	Columbia Acorn Fund	$100,001 – $500,000
	Columbia Acorn International	$50,001 – $100,000
	Columbia Acorn USA	$100,001 – $500,000
Charles Young(c)	—	—

(a) Mr. Kim became a co-portfolio manager of Columbia Acorn International effective December 29, 2017. Mr. Kim’s data is presented as of September 30, 2017.

(b) Mr. Watson became a co-portfolio manager of Columbia Acorn USA effective November 13, 2017. Mr. Watson’s data is presented as of September 30, 2017.

(c) Mr. Young became a co-portfolio manager of Columbia Acorn Emerging Markets Fund effective December 29, 2017. Mr. Young’s data is presented as of September 30, 2017.

Shareholders should retain this Supplement for future reference.

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